Long-Term Debt (Components of Long-term Debt) (Details) - USD ($)	Mar. 31, 2016	Aug. 11, 2015	Mar. 31, 2015
Long-Term Debt
Long-term Debt	$ 670,287,000		$ 339,665,000
Principal amount of long-term debt	682,500,000		350,000,000
Deferred Finance Costs, Noncurrent, Net	12,213,000		10,335,000
Less: current portion	17,500,000		17,500,000
Carrying amount of long-term debt, excluding current portion	652,787,000		322,165,000
Term Loan due 2020
Long-Term Debt
Principal amount of long-term debt	332,500,000		350,000,000
Revolving Credit Facility due 2020
Long-Term Debt
Principal amount of long-term debt	0		0
Total principal amount of Credit Agreement
Long-Term Debt
Principal amount of long-term debt	332,500,000		350,000,000
5.875% Senior Notes due 2023
Long-Term Debt
Long-term Debt		$ 350,000,000
Principal amount of long-term debt	$ 350,000,000		$ 0